AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 62.8%
Japan - 22.9%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	3,005,770	$29,241,144
Series 22
0.10%, 3/10/27		2,223,211	21,810,843

			51,051,987

United States - 39.9%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS) (a)(b)(c)	U.S.$	80,721	82,700,953
0.375%, 1/15/27 (TIPS) (c)		5,970	6,129,738

			88,830,691

Total Inflation-Linked Securities (cost $138,045,400)			139,882,678

	Shares
COMMON STOCKS - 25.2%
Financials - 4.6%
Banks - 1.6%
ABN AMRO Bank NV (GDR) (d)		1,125	19,952
Agricultural Bank of China Ltd.-Class H		838,000	322,170
Banco Bilbao Vizcaya Argentaria SA		3,189	15,129
Banco de Sabadell SA		16,035	13,740
Banco Santander SA		3,802	14,399
Bank of America Corp.		1,350	37,138
Bank of China Ltd.-Class H		709,000	271,102
Bank of Communications Co., Ltd.-Class H		451,000	294,573
Bank of Ireland Group PLC		2,334	8,876
Bank of Montreal		747	51,203
Bank of Nova Scotia (The)		862	45,839
Bankia SA		6,083	11,045
Bankinter SA		3,395	19,784
Barclays PLC		10,110	16,841
BB&T Corp. (e)		899	42,837
BNP Paribas SA		331	14,920
CaixaBank SA		4,609	10,459
Canadian Imperial Bank of Commerce		584	45,237
China CITIC Bank Corp., Ltd.-Class H		530,000	276,734
China Construction Bank Corp.-Class H		465,000	345,548
China Everbright Bank Co., Ltd.-Class H		690,000	287,355
China Minsheng Banking Corp., Ltd.-Class H		425,400	279,512
CIT Group, Inc.		697	29,685
Citigroup, Inc.		564	36,293
Citizens Financial Group, Inc.		745	25,136
Comerica, Inc.		403	24,845
Commerzbank AG		2,045	11,593
Credit Agricole SA		1,641	18,706
Danske Bank A/S		858	11,296
DNB ASA		1,818	29,288
Erste Group Bank AG (f)		821	26,407

Company	Shares	U.S. $ Value
Fifth Third Bancorp	1,167	$30,867
First Republic Bank/CA	402	36,067
HSBC Holdings PLC	5,317	38,281
Huntington Bancshares, Inc./OH	2,387	31,628
ING Groep NV	1,574	15,037
Intesa Sanpaolo SpA	18,206	40,061
JPMorgan Chase & Co.	448	49,217
KBC Group NV	411	23,786
KeyCorp	1,685	27,971
Lloyds Banking Group PLC	36,308	22,090
M&T Bank Corp.	381	55,706
National Bank of Canada	1,132	53,157
Nedbank Group Ltd.	313	4,667
Nordea Bank Abp	88	549
Nordea Bank Abp (Stockholm)	3,090	19,326
People’s United Financial, Inc.	2,269	32,606
PNC Financial Services Group, Inc. (The)	291	37,519
Raiffeisen Bank International AG	1,044	22,825
Regions Financial Corp.	1,804	26,374
Royal Bank of Canada	718	53,702
Royal Bank of Scotland Group PLC	6,922	15,580
Signature Bank/New York NY	215	25,080
Skandinaviska Enskilda Banken AB-Class A	3,315	28,528
Societe Generale SA	422	10,683
Standard Chartered PLC	2,940	22,342
SunTrust Banks, Inc.	583	35,860
Svenska Handelsbanken AB-Class A	2,923	25,755
Swedbank AB-Class A	1,696	21,820
Toronto-Dominion Bank (The)	1,045	56,669
UniCredit SpA	1,079	12,001
US Bancorp	800	42,152
Wells Fargo & Co.	690	32,133

		3,607,681

Capital Markets - 1.0%
3i Group PLC	4,463	59,664
Affiliated Managers Group, Inc.	225	17,242
Ameriprise Financial, Inc.	250	32,245
Bank of New York Mellon Corp. (The)	853	35,877
BlackRock, Inc.-Class A	109	46,059
Brookfield Asset Management, Inc.-Class A	1,245	64,204
Charles Schwab Corp. (The)	729	27,899
CI Financial Corp.	2,261	32,402
CITIC Securities Co., Ltd.-Class H	161,000	287,169
CME Group, Inc.-Class A	377	81,918
Credit Suisse Group AG (f)	1,310	15,327
Deutsche Bank AG	1,113	8,034
Deutsche Boerse AG	355	52,161
E*TRADE Financial Corp.	742	30,971
Eaton Vance Corp.	655	28,244
Franklin Resources, Inc. (e)	837	21,996
Goldman Sachs Group, Inc. (The)	162	33,033
Haitong Securities Co., Ltd.-Class H	198,800	188,736
Hargreaves Lansdown PLC	1,868	42,877
IGM Financial, Inc.	1,289	34,815
Intercontinental Exchange, Inc.	727	67,960
Invesco Ltd. (e)	1,109	17,411
Investec PLC	4,737	24,445
Julius Baer Group Ltd. (f)	634	25,164

Company	Shares	U.S. $ Value
London Stock Exchange Group PLC	1,249	$105,946
Moody’s Corp.	325	70,064
Morgan Stanley	735	30,495
MSCI, Inc.-Class A	361	84,701
Nasdaq, Inc.	753	75,180
Natixis SA	3,393	13,131
Northern Trust Corp.	412	36,227
Partners Group Holding AG	68	55,347
Quilter PLC (d)	3,254	4,960
Raymond James Financial, Inc.	418	32,817
S&P Global, Inc.	311	80,919
Schroders PLC	944	31,454
SEI Investments Co.	695	39,969
St. James’s Place PLC	2,130	23,891
Standard Life Aberdeen PLC	11,793	35,874
State Street Corp.	421	21,602
T. Rowe Price Group, Inc.	627	69,359
TD Ameritrade Holding Corp.	771	34,240
UBS Group AG (f)	1,814	19,261

		2,141,290

Consumer Finance - 0.1%
Ally Financial, Inc.	1,228	38,498
American Express Co.	516	62,111
Capital One Financial Corp.	376	32,569
Discover Financial Services	568	45,423
Navient Corp.	1,339	17,059
Provident Financial PLC	1,368	6,726
Synchrony Financial	1,033	33,108

		235,494

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.-Class B (f)	231	46,988
Element Fleet Management Corp.	3,194	25,573
EXOR NV	480	32,611
Groupe Bruxelles Lambert SA	600	56,067
IHS Markit Ltd. (f)	1,109	72,762
Industrivarden AB-Class C	1,828	38,306
Investor AB-Class B	902	42,373
Jefferies Financial Group, Inc.	1,464	27,289
Kinnevik AB	1,368	37,313
L E Lundbergforetagen AB-Class B	856	32,093
Onex Corp.	648	38,070
Pargesa Holding SA	691	50,632
Voya Financial, Inc.	775	38,223
Wendel SA	294	41,208

		579,508

Insurance - 1.6%
Admiral Group PLC	1,243	32,574
Aegon NV	4,545	17,301
Aflac, Inc.	1,388	69,650
Ageas	832	44,576
Alleghany Corp. (f)	66	49,454
Allianz SE	222	48,996
Allstate Corp. (The)	643	65,837
American International Group, Inc.	720	37,469
Aon PLC	435	84,760

Company	Shares	U.S. $ Value
Arch Capital Group Ltd. (f)	1,779	$70,271
Arthur J Gallagher & Co.	958	86,900
Assicurazioni Generali SpA	1,915	34,810
Assurant, Inc.	420	51,660
Aviva PLC	5,185	22,384
Axis Capital Holdings Ltd.	710	43,587
Baloise Holding AG	288	49,260
Brighthouse Financial, Inc. (f)	60	2,116
China Life Insurance Co., Ltd.-Class H	88,000	205,692
Chubb Ltd.	371	57,980
Cincinnati Financial Corp.	705	79,305
CNP Assurances	1,623	29,484
Direct Line Insurance Group PLC	8,791	30,335
Everest Re Group Ltd.	214	50,478
Fairfax Financial Holdings Ltd.	85	37,875
Fidelity National Financial, Inc.	1,183	51,981
Gjensidige Forsikring ASA	2,409	46,488
Globe Life, Inc.	598	53,378
Great-West Lifeco, Inc.	2,017	42,994
Hannover Rueck SE	383	61,012
Hartford Financial Services Group, Inc. (The)	878	51,170
Ia Financial Corp., Inc. (f)	1,008	41,921
Intact Financial Corp.	960	93,822
Legal & General Group PLC	13,473	36,097
Lincoln National Corp.	446	23,584
Loews Corp.	1,014	48,743
Manulife Financial Corp.	2,171	36,020
Mapfre SA	8,898	23,189
Markel Corp. (f)	39	44,580
Marsh & McLennan Cos., Inc.	753	75,217
MetLife, Inc.	661	29,282
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	50,759
New China Life Insurance Co., Ltd.-Class H	74,000	291,100
NN Group NV	985	33,006
Old Mutual Ltd.	9,763	11,479
Poste Italiane SpA (d)	5,111	55,116
Power Corp. of Canada	1,760	37,106
Power Financial Corp.	1,872	39,917
Principal Financial Group, Inc.	589	31,347
Progressive Corp. (The)	1,147	86,943
Prudential Financial, Inc.	336	26,910
Prudential PLC	1,555	25,919
Reinsurance Group of America, Inc.-Class A	376	57,893
RenaissanceRe Holdings Ltd.	388	70,053
RSA Insurance Group PLC	5,407	34,507
Sampo Oyj-Class A	886	35,202
SCOR SE	791	31,559
Sun Life Financial, Inc.	1,344	55,086
Swiss Life Holding AG	132	62,770
Swiss Re AG	469	45,247
Travelers Cos., Inc. (The)	464	68,189
Trisura Group Ltd. (f)	7	146
Tryg A/S	1,864	55,717
UnipolSai Assicurazioni SpA	12,165	30,931
Unum Group	830	21,090
Willis Towers Watson PLC	352	69,685
WR Berkley Corp.	1,102	78,518

Company	Shares	U.S. $ Value
Zurich Insurance Group AG	154	$54,879

		3,523,306

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp.	2,408	35,807
Annaly Capital Management, Inc.	3,658	30,361

		66,168

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc. (e)	3,312	38,220

		10,191,667

Information Technology - 3.4%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,148	100,548
F5 Networks, Inc. (f)	462	59,473
Juniper Networks, Inc.	2,077	48,103
Motorola Solutions, Inc.	840	151,964
Nokia Oyj	5,115	25,306
Telefonaktiebolaget LM Ericsson-Class B	4,594	35,949

		421,343

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.-Class A	1,084	94,893
Arrow Electronics, Inc. (f)	775	53,630
Avnet, Inc.	1,566	65,600
CDW Corp./DE	1,016	117,348
Corning, Inc.	2,176	60,602
Flex Ltd. (f)	3,294	31,721
FLIR Systems, Inc.	1,824	89,869
Hexagon AB-Class B	836	37,233
Ingenico Group SA	325	32,230
TE Connectivity Ltd.	878	80,091
Trimble, Inc. (f)	1,320	49,526

		712,743

IT Services - 1.2%
Accenture PLC-Class A	613	121,478
Akamai Technologies, Inc. (f)	806	71,839
Alliance Data Systems Corp.	215	26,434
Amadeus IT Group SA-Class A	787	58,687
Atos SE	247	18,688
Automatic Data Processing, Inc.	831	141,137
Black Knight, Inc. (f)	362	22,534
Broadridge Financial Solutions, Inc.	1,174	151,963
Capgemini SE	360	43,195
CGI, Inc. (f)	1,595	125,094
Cognizant Technology Solutions Corp.-Class A	1,099	67,468
DXC Technology Co.	635	21,095
Fidelity National Information Services, Inc.	1,949	265,493
Fiserv, Inc. (f)	2,368	253,234
FleetCor Technologies, Inc. (f)	249	74,302
Gartner, Inc. (f)	575	76,860
Global Payments, Inc.	567	94,111
International Business Machines Corp.	502	68,036

Company	Shares	U.S. $ Value
Mastercard, Inc.-Class A	649	$182,609
Paychex, Inc.	1,472	120,262
PayPal Holdings, Inc. (f)	1,263	137,730
Perspecta, Inc.	317	8,226
Sabre Corp.	2,420	57,209
Total System Services, Inc.	1,066	143,079
VeriSign, Inc. (f)	824	167,972
Visa, Inc.-Class A (e)	718	129,829
Western Union Co. (The)-Class W (e)	3,117	68,948
Worldline SA/France (d)(f)	98	6,768

		2,724,280

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. (e)(f)	2,015	63,372
Analog Devices, Inc.	607	66,667
Applied Materials, Inc.	967	46,435
ASML Holding NV	269	59,827
Broadcom, Inc.	205	57,941
Infineon Technologies AG	1,599	27,712
Intel Corp.	1,884	89,321
KLA Corp.	609	90,071
Lam Research Corp.	384	80,836
Marvell Technology Group Ltd. (e)	2,554	61,219
Maxim Integrated Products, Inc.	1,384	75,483
Microchip Technology, Inc. (e)	789	68,114
Micron Technology, Inc. (f)	1,172	53,057
NVIDIA Corp.	256	42,883
NXP Semiconductors NV	516	52,704
Qorvo, Inc. (f)	444	31,715
QUALCOMM, Inc.	984	76,526
Skyworks Solutions, Inc.	431	32,441
STMicroelectronics NV	1,365	24,199
Texas Instruments, Inc.	847	104,816
Xilinx, Inc.	811	84,393

		1,289,732

Software - 0.9%
Adobe, Inc. (f)	449	127,745
ANSYS, Inc. (f)	635	131,166
Autodesk, Inc. (f)	395	56,414
BlackBerry Ltd. (f)	2,745	18,844
Cadence Design Systems, Inc. (f)	1,796	122,990
CDK Global, Inc.	1,015	43,807
Citrix Systems, Inc.-Class C	604	56,160
Constellation Software, Inc./Canada	106	103,238
Dassault Systemes SE	646	91,088
Fortinet, Inc. (f)	1,023	81,001
Gemalto NV (f)(g)	365	20,459
Intuit, Inc.	570	164,365
Micro Focus International PLC (ADR) (e)	345	4,761
Microsoft Corp.	995	137,171
Nuance Communications, Inc. (f)	2,749	46,211
Open Text Corp.	1,658	64,868
Oracle Corp.	1,536	79,964
Palo Alto Networks, Inc. (f)	297	60,475

Company	Shares	U.S. $ Value
Sage Group PLC (The)	5,404	$46,223
salesforce.com, Inc. (f)	534	83,341
SAP SE	466	55,630
ServiceNow, Inc. (f)	428	112,068
Splunk, Inc. (f)	575	64,296
Symantec Corp.	1,835	42,664
Synopsys, Inc. (f)	974	138,123
VMware, Inc.-Class A	527	74,539
Workday, Inc.-Class A (f)	384	68,076

		2,095,687

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	407	84,957
Dell Technologies, Inc.-Class C (f)	1,368	70,493
Hewlett Packard Enterprise Co.	3,043	42,054
HP, Inc.	2,579	47,170
NetApp, Inc.	1,082	52,001
Seagate Technology PLC	978	49,105
Western Digital Corp.	465	26,631
Xerox Holdings Corp. (f)	1,717	49,776

		422,187

		7,665,972

Industrials - 2.7%
Aerospace & Defense - 0.4%
Airbus SE	181	24,940
Arconic, Inc.	824	21,292
BAE Systems PLC	2,639	17,550
Boeing Co. (The)	219	79,736
Bombardier, Inc.-Class B (f)	7,317	9,453
CAE, Inc.	2,809	73,527
Cobham PLC (f)	9,287	18,296
Dassault Aviation SA	11	15,644
General Dynamics Corp.	241	46,096
Huntington Ingalls Industries, Inc.	180	37,620
L3Harris Technologies, Inc.	1,019	215,427
Leonardo SpA	684	8,404
Lockheed Martin Corp.	198	76,054
Meggitt PLC	2,664	20,106
Northrop Grumman Corp.	198	72,838
Raytheon Co.	297	55,040
Rolls-Royce Holdings PLC (f)	1,271	11,945
Safran SA	174	25,272
Textron, Inc.	720	32,400
Thales SA	192	22,200
TransDigm Group, Inc.	93	50,064
United Technologies Corp.	587	76,451

		1,010,355

Air Freight & Logistics - 0.1%
Bollore SA	3,319	14,091
CH Robinson Worldwide, Inc. (e)	534	45,118
Deutsche Post AG	500	16,408
Expeditors International of Washington, Inc.	744	52,898
FedEx Corp.	189	29,977
Kuehne & Nagel International AG	139	20,251

Company	Shares	U.S. $ Value
Royal Mail PLC	3,581	$8,990
United Parcel Service, Inc.-Class B	471	55,889

		243,622

Airlines - 0.1%
American Airlines Group, Inc. (e)	507	13,339
Delta Air Lines, Inc.	566	32,749
Deutsche Lufthansa AG	656	10,111
easyJet PLC	784	9,224
International Consolidated Airlines Group SA	1,885	9,670
Southwest Airlines Co.	528	27,625
United Airlines Holdings, Inc. (f)	315	26,558

		129,276

Building Products - 0.1%
AO Smith Corp.	711	33,076
Assa Abloy AB-Class B	848	17,701
Cie de Saint-Gobain	254	9,158
Fortune Brands Home & Security, Inc.	681	34,772
Geberit AG	50	22,795
Johnson Controls International PLC	1,024	43,715
Masco Corp.	1,061	43,215
Resideo Technologies, Inc. (f)	63	868

		205,300

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	1,434	8,768
Cintas Corp.	386	101,827
Edenred	463	22,545
G4S PLC	3,969	8,414
ISS A/S	413	10,494
Republic Services, Inc.-Class A	966	86,215
Securitas AB-Class B	1,405	21,069
Societe BIC SA	160	10,224
Stericycle, Inc. (e)(f)	372	16,699
Waste Connections, Inc.	891	81,883
Waste Management, Inc.	916	109,325

		477,463

Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	475	17,975
Boskalis Westminster	549	10,930
Bouygues SA	319	12,117
China Communications Construction Co., Ltd.-Class H	248,000	191,958
China Railway Construction Corp., Ltd.-Class H	224,500	241,949
China Railway Group Ltd.-Class H	360,000	235,062
Eiffage SA	192	19,896
Epiroc AB-Class A	436	4,529
Epiroc AB-Class B	520	5,163
Ferrovial SA	1,003	28,549
Fluor Corp.	716	12,652
HOCHTIEF AG	79	8,615
Jacobs Engineering Group, Inc.	615	54,649
Orascom Construction PLC	173	951
Skanska AB-Class B	763	14,317
SNC-Lavalin Group, Inc.	1,097	13,521

Company	Shares	U.S. $ Value
Vinci SA	175	$19,120

		891,953

Electrical Equipment - 0.2%
ABB Ltd.	788	14,985
Acuity Brands, Inc.	140	17,557
AMETEK, Inc.	672	57,745
Eaton Corp. PLC	547	44,154
Emerson Electric Co.	688	40,998
Legrand SA	296	20,898
Melrose Industries PLC	9,810	21,683
nVent Electric PLC	481	9,745
OSRAM Licht AG	209	8,353
Prysmian SpA	537	11,785
Rockwell Automation, Inc.	235	35,906
Schneider Electric SE	198	16,585
Sensata Technologies Holding PLC (f)	858	39,108
Vestas Wind Systems A/S	152	11,177

		350,679

Industrial Conglomerates - 0.1%
3M Co.	284	45,928
DCC PLC	173	14,744
General Electric Co.	1,596	13,167
Honeywell International, Inc.	378	62,226
Roper Technologies, Inc.	184	67,484
Siemens AG	118	11,800
Smiths Group PLC	1,381	28,143

		243,492

Machinery - 0.4%
AGCO Corp.	496	34,284
Alfa Laval AB	849	15,653
Alstom SA	518	22,148
ANDRITZ AG	354	12,463
Atlas Copco AB-Class A	436	13,036
Atlas Copco AB-Class B SHS	520	13,875
Caterpillar, Inc.	323	38,437
CNH Industrial NV	1,193	12,313
Cummins, Inc.	221	32,989
Deere & Co.	289	44,769
Dover Corp.	428	40,121
Flowserve Corp.	599	25,565
Fortive Corp.	674	47,787
GEA Group AG	378	10,189
Illinois Tool Works, Inc.	349	52,301
IMI PLC	1,187	14,557
Ingersoll-Rand PLC	469	56,791
Kone Oyj-Class B	326	18,865
MAN SE	62	3,407
Metso Oyj	392	14,714
Middleby Corp. (The) (f)	251	27,525
PACCAR, Inc.	502	32,911
Parker-Hannifin Corp.	211	34,977
Pentair PLC	481	17,278
Sandvik AB	907	13,027
Schindler Holding AG	78	17,854
Schindler Holding AG (REG)	81	18,402
SKF AB-Class B	706	11,398

Company	Shares	U.S. $ Value
Snap-on, Inc.	233	$34,642
Stanley Black & Decker, Inc.	329	43,711
Volvo AB-Class B	910	12,593
WABCO Holdings, Inc. (f)	273	36,448
Wabtec Corp. (e)	457	31,629
Wartsila Oyj Abp	732	8,995
Weir Group PLC (The)	503	8,997
Xylem, Inc./NY	796	60,982
Zardoya Otis SA	1,731	11,927

		947,560

Marine - 0.0%
AP Moller-Maersk A/S-Class A	10	9,960
AP Moller-Maersk A/S-Class B	9	9,585

		19,545

Professional Services - 0.3%
Adecco Group AG	233	12,300
Bureau Veritas SA	963	23,037
Capita PLC (f)	1,612	2,469
CoStar Group, Inc. (f)	287	176,468
Equifax, Inc.	383	56,064
Experian PLC	1,125	34,600
Intertek Group PLC	254	16,838
ManpowerGroup, Inc.	340	27,792
Nielsen Holdings PLC	827	17,168
Randstad NV	258	12,047
RELX PLC	1,139	27,235
RELX PLC (London)	1,122	26,924
Robert Half International, Inc.	701	37,482
SGS SA	10	24,632
Thomson Reuters Corp.	1,197	82,254
Verisk Analytics, Inc.-Class A	637	102,901
Wolters Kluwer NV	490	35,273

		715,484

Road & Rail - 0.2%
AMERCO	94	33,052
Canadian National Railway Co.	661	60,867
Canadian Pacific Railway Ltd.	280	67,417
CSX Corp.	526	35,253
DSV A/S	295	29,271
Garrett Motion, Inc. (e)(f)	37	364
JB Hunt Transport Services, Inc. (e)	438	47,322
Kansas City Southern	333	41,891
Norfolk Southern Corp.	311	54,130
Union Pacific Corp.	324	52,475

		422,042

Trading Companies & Distributors - 0.1%
AerCap Holdings NV (f)	317	16,998
Ashtead Group PLC	560	15,547
Brenntag AG	322	15,541
Bunzl PLC	677	16,605
Fastenal Co. (e)	1,510	46,236
Ferguson PLC (f)	296	21,830

Company	Shares	U.S. $ Value
Finning International, Inc.	1,846	$32,001
Rexel SA	970	10,288
Travis Perkins PLC	782	11,917
United Rentals, Inc. (f)	195	21,949
WW Grainger, Inc.	196	53,635

		262,547

Transportation Infrastructure - 0.1%
Aena SME SA (d)	131	23,653
Aeroports de Paris	132	22,811
Atlantia SpA	613	14,978
Fraport AG Frankfurt Airport Services Worldwide	264	22,115
Getlink SE	1,705	23,992
Macquarie Infrastructure Corp.	570	21,557

		129,106

		6,048,424

Health Care - 2.5%
Biotechnology - 0.3%
AbbVie, Inc.	784	51,540
Alexion Pharmaceuticals, Inc. (f)	232	23,376
Alkermes PLC (f)	331	6,944
Amgen, Inc.	320	66,758
Biogen, Inc. (f)	169	37,138
BioMarin Pharmaceutical, Inc. (f)	341	25,595
Celgene Corp. (f)	350	33,880
Genmab A/S (f)	279	57,033
Gilead Sciences, Inc.	703	44,669
Grifols SA	2,271	72,075
Idorsia Ltd. (f)	213	6,000
Incyte Corp. (f)	189	15,464
Regeneron Pharmaceuticals, Inc. (f)	66	19,143
Seattle Genetics, Inc. (f)	303	22,010
United Therapeutics Corp. (f)	217	17,916
Vertex Pharmaceuticals, Inc. (f)	246	44,285

		543,826

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	1,269	108,271
Alcon, Inc. (f)	184	11,189
Align Technology, Inc. (f)	301	55,116
Arjo AB-Class B	2,759	11,066
Baxter International, Inc.	1,040	91,468
Becton Dickinson and Co.	362	91,919
Boston Scientific Corp. (f)	1,769	75,589
Coloplast A/S-Class B	742	88,453
Cooper Cos., Inc. (The)	246	76,199
Danaher Corp.	776	110,262
Demant A/S (f)	2,432	73,687
DENTSPLY SIRONA, Inc.	989	51,576
DexCom, Inc. (f)	430	73,792
Edwards Lifesciences Corp. (f)	320	70,989
Getinge AB-Class B	2,759	38,189

Company	Shares	U.S. $ Value
Hologic, Inc. (f)	1,129	$55,739
IDEXX Laboratories, Inc. (f)	330	95,614
Intuitive Surgical, Inc. (f)	183	93,575
Koninklijke Philips NV	479	22,577
Medtronic PLC	683	73,689
ResMed, Inc.	778	108,376
Smith & Nephew PLC	4,175	100,045
Sonova Holding AG	433	100,638
Stryker Corp.	486	107,241
Teleflex, Inc.	270	98,258
Varian Medical Systems, Inc. (f)	475	50,317
Zimmer Biomet Holdings, Inc.	375	52,200

		1,986,034

Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.-Class A	482	39,654
Anthem, Inc.	274	71,656
Cardinal Health, Inc.	702	30,277
Centene Corp. (f)	956	44,569
Cigna Corp. (f)	492	75,753
Covetrus, Inc. (e)(f)	280	3,721
CVS Health Corp.	1,161	70,728
DaVita, Inc. (f)	632	35,626
Fresenius Medical Care AG & Co. KGaA	755	50,810
Fresenius SE & Co. KGaA	693	33,687
HCA Healthcare, Inc.	514	61,783
Henry Schein, Inc. (e)(f)	702	43,257
Humana, Inc.	169	47,863
Laboratory Corp. of America Holdings (f)	407	68,197
McKesson Corp.	241	33,323
Mediclinic International PLC	5,230	21,620
MEDNAX, Inc. (f)	637	13,428
Patterson Cos., Inc. (e)	1,039	17,372
Quest Diagnostics, Inc.	556	56,918
UnitedHealth Group, Inc.	310	72,540
Universal Health Services, Inc.-Class B	362	52,338

		945,120

Health Care Technology - 0.0%
Cerner Corp.	701	48,306

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	816	58,026
Eurofins Scientific SE	116	53,132
Illumina, Inc. (f)	183	51,485
IQVIA Holdings, Inc. (f)	646	100,227
Lonza Group AG (f)	278	98,672
Mettler-Toledo International, Inc. (f)	105	68,963
QIAGEN NV (f)	1,521	53,006
Thermo Fisher Scientific, Inc.	346	99,323
Waters Corp. (f)	286	60,600

		643,434

Pharmaceuticals - 0.6%
Allergan PLC	688	109,887

Company	Shares	U.S. $ Value
AstraZeneca PLC	729	$65,115
Bausch Health Cos., Inc. (f)	834	17,771
Bayer AG	526	39,094
Bristol-Myers Squibb Co.	870	41,821
Eli Lilly & Co.	693	78,288
GlaxoSmithKline PLC	3,649	76,043
Hikma Pharmaceuticals PLC	2,641	65,004
Jazz Pharmaceuticals PLC (f)	223	28,578
Johnson & Johnson	554	71,111
Mallinckrodt PLC (e)(f)	476	1,233
Merck & Co., Inc.	863	74,624
Merck KGaA	536	57,425
Mylan NV (f)	1,027	19,996
Novartis AG	923	83,213
Novo Nordisk A/S-Class B	1,284	66,899
Orion Oyj-Class B	948	35,232
Perrigo Co. PLC (e)	428	20,022
Pfizer, Inc.	2,016	71,669
Roche Holding AG	268	73,234
Sanofi	604	51,888
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR) (f)	1,184	19,962
UCB SA	558	41,705
Vifor Pharma AG	380	60,456
Zoetis, Inc.	996	125,914

		1,396,184

		5,562,904

Consumer Staples - 2.4%
Beverages - 0.5%
Anheuser-Busch InBev SA/NV	336	31,758
Brown-Forman Corp.-Class B	1,553	91,611
Carlsberg A/S-Class B	434	64,105
Coca-Cola Co. (The)	2,349	129,289
Coca-Cola European Partners PLC	1,012	56,877
Coca-Cola HBC AG (f)	1,304	43,387
Constellation Brands, Inc.-Class A	321	65,596
Diageo PLC	1,525	65,291
Heineken Holding NV	450	44,535
Heineken NV	502	53,412
Keurig Dr Pepper, Inc. (e)	924	25,207
Molson Coors Brewing Co.-Class B	775	39,804
Monster Beverage Corp. (f)	1,264	74,159
PepsiCo, Inc.	845	115,537
Pernod Ricard SA	347	66,246
Remy Cointreau SA	337	50,902

		1,017,716

Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc.-Class B	1,687	106,182
Carrefour SA	1,249	21,286
Casino Guichard Perrachon SA	448	18,858
Colruyt SA	915	46,852
Costco Wholesale Corp.	505	148,854
Distribuidora Internacional de Alimentacion SA (f)	6,300	3,393
Empire Co., Ltd.-Class A	3,731	102,929

Company	Shares	U.S. $ Value
George Weston Ltd.	1,283	$104,238
ICA Gruppen AB	1,334	65,462
J Sainsbury PLC	10,711	25,629
Jeronimo Martins SGPS SA	2,095	34,572
Koninklijke Ahold Delhaize NV	1,925	45,094
Kroger Co. (The)	1,741	41,227
Loblaw Cos., Ltd.	1,937	106,016
METRO AG	963	14,910
Metro, Inc./CN	3,499	148,459
Rite Aid Corp. (e)(f)	91	588
Sysco Corp.	1,355	100,717
Tesco PLC	14,259	38,113
Walgreens Boots Alliance, Inc.	793	40,594
Walmart, Inc.	1,159	132,427
Wm Morrison Supermarkets PLC	13,410	29,911

		1,376,311

Food Products - 0.7%
Archer-Daniels-Midland Co.	1,514	57,608
Aryzta AG (f)	6,292	5,104
Associated British Foods PLC	933	25,813
Barry Callebaut AG	33	67,658
Bunge Ltd.	891	47,588
Campbell Soup Co. (e)	1,279	57,555
Chocoladefabriken Lindt & Spruengli AG	9	66,705
Chocoladefabriken Lindt & Spruengli AG (REG)	1	82,243
Conagra Brands, Inc.	1,969	55,841
Danone SA	580	51,962
General Mills, Inc.	1,305	70,209
Hershey Co. (The)	758	120,128
Hormel Foods Corp. (e)	1,930	82,237
Ingredion, Inc.	628	48,525
JM Smucker Co. (The)	614	64,568
Kellogg Co.	1,053	66,128
Kerry Group PLC-Class A	503	59,871
Kraft Heinz Co. (The)	886	22,611
McCormick & Co., Inc./MD (e)	900	146,583
Mondelez International, Inc.-Class A	1,174	64,828
Mowi ASA	1,945	46,526
Nestle SA	608	68,324
Orkla ASA	3,826	35,053
Saputo, Inc.	2,289	68,804
Tate & Lyle PLC	4,685	41,062
Tyson Foods, Inc.-Class A	1,060	98,622

		1,622,156

Household Products - 0.3%
Church & Dwight Co., Inc.	1,639	130,760
Clorox Co. (The)	669	105,809
Colgate-Palmolive Co.	1,207	89,499
Edgewell Personal Care Co. (f)	667	18,569
Essity AB-Class B	1,288	40,235
Henkel AG & Co. KGaA	338	31,288
Henkel AG & Co. KGaA (Preference Shares)	356	35,725
Kimberly-Clark Corp.	706	99,624
Procter & Gamble Co. (The)	1,192	143,314
Reckitt Benckiser Group PLC	499	38,997

Company	Shares	U.S. $ Value
Spectrum Brands Holdings, Inc.	551	$30,784

		764,604

Personal Products - 0.2%
Beiersdorf AG	471	59,369
Coty, Inc.-Class A (e)	2,104	20,093
Estee Lauder Cos., Inc. (The)-Class A	855	169,281
L’Oreal SA	228	62,257
Unilever NV	860	53,362
Unilever PLC	811	51,238

		415,600

Tobacco - 0.1%
Altria Group, Inc.	1,060	46,365
British American Tobacco PLC	579	20,310
British American Tobacco PLC (Sponsored ADR)	643	22,569
Imperial Brands PLC	987	25,576
Philip Morris International, Inc.	715	51,544
Swedish Match AB	1,345	52,772

		219,136

		5,415,523

Utilities - 2.0%
Electric Utilities - 1.0%
Alliant Energy Corp.	1,649	86,490
American Electric Power Co., Inc.	1,054	96,072
Duke Energy Corp.	865	80,220
Edison International	797	57,599
EDP-Energias de Portugal SA	18,050	68,226
Electricite de France SA	3,570	43,414
Emera, Inc.	2,500	108,307
Endesa SA	3,408	87,589
Enel SpA	10,639	77,184
Entergy Corp.	880	99,299
Evergy, Inc.	973	63,245
Eversource Energy	1,141	91,428
Exelon Corp.	1,491	70,465
FirstEnergy Corp. (e)	1,915	88,090
Fortis, Inc./Canada	2,662	109,907
Fortum Oyj	4,004	88,147
Hydro One Ltd. (d)	3,582	66,399
Iberdrola SA	7,882	81,137
NextEra Energy, Inc.	539	118,084
OGE Energy Corp.	1,973	84,583
Orsted A/S (d)	1,497	142,868
Pinnacle West Capital Corp.	753	71,768
PPL Corp.	1,790	52,895
Red Electrica Corp. SA	3,748	74,430
Southern Co. (The)	1,397	81,389
SSE PLC	3,489	48,948
Terna Rete Elettrica Nazionale SpA	13,636	85,922
Xcel Energy, Inc.	1,190	76,422

		2,300,527

Gas Utilities - 0.2%
AltaGas Ltd.	3,076	41,771
Atmos Energy Corp.	860	94,798

Company	Shares	U.S. $ Value
Enagas SA	3,496	$76,119
Naturgy Energy Group SA	2,625	68,793
Snam SpA	22,765	115,451
UGI Corp.	1,317	64,098

		461,030

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	4,046	62,025

Multi-Utilities - 0.7%
Ameren Corp.	1,162	89,648
Atco Ltd./Canada-Class I	1,665	59,502
Canadian Utilities Ltd.-Class A	2,932	84,674
CenterPoint Energy, Inc.	2,121	58,731
Centrica PLC	23,244	19,739
CMS Energy Corp.	1,535	96,782
Consolidated Edison, Inc.	866	76,987
Dominion Energy, Inc.	1,315	102,084
DTE Energy Co.	687	89,077
E.ON SE	6,694	62,279
Engie SA	3,398	51,666
Innogy SE (d)	2,098	104,430
National Grid PLC	4,604	48,225
NiSource, Inc.	2,608	77,066
Public Service Enterprise Group, Inc.	1,187	71,778
RWE AG	2,734	77,938
Sempra Energy	547	77,472
Suez	3,280	50,925
United Utilities Group PLC	6,181	61,295
Veolia Environnement SA	2,624	62,750
WEC Energy Group, Inc.	1,055	101,037

		1,524,085

Water Utilities - 0.1%
American Water Works Co., Inc.	869	110,641
Severn Trent PLC	2,353	59,328

		169,969

		4,517,636

Consumer Discretionary - 1.8%
Auto Components - 0.1%
Aptiv PLC	302	25,117
Autoliv, Inc. (e)	287	19,631
BorgWarner, Inc.	633	20,655
Cie Generale des Etablissements Michelin SCA-Class B	199	20,951
Continental AG	107	12,913
Delphi Technologies PLC (e)	100	1,323
Goodyear Tire & Rubber Co. (The)	816	9,359
Lear Corp.	199	22,340
Linamar Corp.	630	19,136
Magna International, Inc.-Class A (Canada)	729	36,499
Nokian Renkaat Oyj (f)	578	15,843
Schaeffler AG (Preference Shares)	1,288	8,753
Valeo SA	282	7,716
Veoneer, Inc. (f)	287	4,210

		224,446

Company	Shares	U.S. $ Value
Automobiles - 0.2%
Bayerische Motoren Werke AG	252	$16,842
Bayerische Motoren Werke AG (Preference Shares)	288	15,507
Daimler AG	349	16,380
Ferrari NV	303	47,844
Fiat Chrysler Automobiles NV	1,290	16,870
Ford Motor Co.	2,754	25,254
General Motors Co.	869	32,231
Harley-Davidson, Inc. (e)	457	14,578
Peugeot SA	996	22,268
Porsche Automobil Holding SE (Preference Shares)	377	23,680
Renault SA	203	11,643
Tesla, Inc. (e)(f)	54	12,183
Volkswagen AG	151	24,694
Volkswagen AG (Preference Shares)	138	22,210

		302,184

Distributors - 0.0%
Genuine Parts Co.	435	39,276
LKQ Corp. (f)	877	23,039

		62,315

Diversified Consumer Services - 0.0%
H&R Block, Inc. (e)	830	20,103

Hotels, Restaurants & Leisure - 0.4%
Accor SA	515	22,235
Aramark	1,174	47,970
Carnival Corp.	557	24,553
Carnival PLC	409	17,229
Chipotle Mexican Grill, Inc.-Class A (f)	57	47,790
Compass Group PLC	1,758	44,587
Darden Restaurants, Inc.	368	44,521
Domino’s Pizza, Inc.	151	34,253
Flutter Entertainment PLC (f)	223	18,342
Hilton Worldwide Holdings, Inc.	532	49,141
InterContinental Hotels Group PLC	470	29,417
Las Vegas Sands Corp.	477	26,459
Marriott International, Inc./MD-Class A	350	44,121
McDonald’s Corp.	324	70,622
Merlin Entertainments PLC (d)	4,383	24,116
MGM Resorts International	769	21,578
Norwegian Cruise Line Holdings Ltd. (f)	485	24,614
Restaurant Brands International, Inc.	668	52,385
Royal Caribbean Cruises Ltd.	277	28,886
Sodexo SA	224	25,382
Starbucks Corp.	666	64,309
TUI AG	1,641	16,377
Whitbread PLC	504	26,875
William Hill PLC	6,112	13,280
Wyndham Destinations, Inc.	277	12,282
Wyndham Hotels & Resorts, Inc. (e)	277	14,232
Wynn Resorts Ltd.	179	19,717

Company	Shares	U.S. $ Value
Yum! Brands, Inc.	630	$73,571

		938,844

Household Durables - 0.2%
Auto Trader Group PLC	4,579	29,684
Barratt Developments PLC	2,559	19,755
Berkeley Group Holdings PLC	550	26,268
DR Horton, Inc.	836	41,357
Electrolux AB-Class B	748	16,740
Garmin Ltd.	605	49,350
Husqvarna AB-Class B	2,521	19,566
Leggett & Platt, Inc. (e)	679	25,252
Lennar Corp.-Class A	555	28,305
Lennar Corp.-Class B	11	446
Mohawk Industries, Inc. (f)	156	18,547
Newell Brands, Inc. (e)	610	10,126
Persimmon PLC	763	17,716
PulteGroup, Inc.	1,261	42,622
SEB SA	162	25,192
Taylor Wimpey PLC	9,372	16,680
Toll Brothers, Inc.	690	24,971
Whirlpool Corp. (e)	167	23,228

		435,805

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (f)	29	51,512
Booking Holdings, Inc. (f)	17	33,429
eBay, Inc.	1,712	68,976
Expedia Group, Inc.	215	27,972
MercadoLibre, Inc. (f)	134	79,676
Qurate Retail, Inc. (f)	1,207	12,927
Zalando SE (d)(f)	491	24,360

		298,852

Leisure Products - 0.0%
Hasbro, Inc.	367	40,543
Mattel, Inc. (e)(f)	1,058	10,368
Nordic Entertainment Group AB-Class B	65	1,576
Polaris, Inc. (e)	248	20,341

		72,828

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd.-Class A	300	30,302
Dollar General Corp.	382	59,626
Dollar Tree, Inc. (f)	304	30,865
Dollarama, Inc.	1,356	51,891
Kohl’s Corp.	485	22,921
Macy’s, Inc. (e)	699	10,317
Marks & Spencer Group PLC	4,897	11,497
Next PLC	400	28,956
Nordstrom, Inc. (e)	496	14,369
Target Corp.	562	60,157

		320,901

Company	Shares	U.S. $ Value
Specialty Retail - 0.3%
Advance Auto Parts, Inc.	173	$23,865
AutoNation, Inc. (f)	587	27,859
AutoZone, Inc. (f)	47	51,779
Bed Bath & Beyond, Inc. (e)	660	6,382
Best Buy Co., Inc.	397	25,269
CarMax, Inc. (e)(f)	276	22,985
CECONOMY AG (f)	963	4,938
Dick’s Sporting Goods, Inc. (e)	553	18,824
Dixons Carphone PLC	4,868	6,378
Dufry AG	127	10,326
Foot Locker, Inc. (e)	407	14,729
Gap, Inc. (The) (e)	852	13,453
Hennes & Mauritz AB-Class B	936	17,937
Home Depot, Inc. (The)	245	55,838
Industria de Diseno Textil SA	757	23,425
Kingfisher PLC	6,282	14,874
L Brands, Inc. (e)	409	6,753
Lowe’s Cos., Inc.	362	40,616
O’Reilly Automotive, Inc. (f)	119	45,668
Ross Stores, Inc.	451	47,811
Signet Jewelers Ltd. (e)	287	3,513
Tiffany & Co.	315	26,734
TJX Cos., Inc. (The)	1,056	58,048
Tractor Supply Co.	570	58,072
Ulta Salon Cosmetics & Fragrance, Inc. (f)	91	21,633

		647,709

Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	138	40,905
Burberry Group PLC	981	25,963
Capri Holdings Ltd. (f)	474	12,504
Christian Dior SE	102	50,251
Cie Financiere Richemont SA	285	22,145
EssilorLuxottica SA	493	72,791
Gildan Activewear, Inc.	1,287	47,182
Hanesbrands, Inc. (e)	1,331	18,182
Hermes International	67	45,754
HUGO BOSS AG	261	14,574
Kering SA	75	36,341
Kontoor Brands, Inc. (f)	82	2,808
Lululemon Athletica, Inc. (f)	362	66,851
LVMH Moet Hennessy Louis Vuitton SE	90	35,891
NIKE, Inc.-Class B	676	57,122
Pandora A/S	240	10,210
Puma SE	60	4,564
PVH Corp.	229	17,358
Ralph Lauren Corp.	379	33,481
Swatch Group AG (The)	56	15,217
Swatch Group AG (The) (REG)	301	15,395
Tapestry, Inc.	597	12,328
Under Armour, Inc.-Class A (e)(f)	1,122	20,880
Under Armour, Inc.-Class C (f)	1,242	21,015

Company	Shares	U.S. $ Value
VF Corp.	576	$47,203

		746,915

		4,070,902

Materials - 1.8%
Chemicals - 1.0%
Air Liquide SA	407	56,707
Air Products & Chemicals, Inc.	522	117,930
Akzo Nobel NV	408	36,571
Albemarle Corp. (e)	546	33,705
Arkema SA	294	25,826
Axalta Coating Systems Ltd. (f)	2,149	62,063
BASF SE	444	29,378
Celanese Corp.-Class A	722	81,853
CF Industries Holdings, Inc.	1,192	57,442
Chr Hansen Holding A/S	469	39,437
Corteva, Inc. (f)	701	20,553
Covestro AG (d)	458	20,813
Croda International PLC	632	36,281
Dow, Inc. (f)	701	29,884
DuPont de Nemours, Inc.	701	47,619
Eastman Chemical Co.	794	51,904
Ecolab, Inc.	833	171,856
EMS-Chemie Holding AG	47	28,065
Evonik Industries AG	1,232	31,496
FMC Corp.	742	64,057
FUCHS PETROLUB SE (Preference Shares)	915	31,881
Givaudan SA	25	67,794
International Flavors & Fragrances, Inc. (e)	533	58,497
Johnson Matthey PLC	1,127	40,070
K&S AG	1,009	15,978
Koninklijke DSM NV	642	79,842
LANXESS AG	442	26,667
Linde PLC	436	82,365
Livent Corp. (e)(f)	693	4,262
LyondellBasell Industries NV-Class A	645	49,910
Methanex Corp.	1,103	35,756
Mosaic Co. (The)	2,007	36,909
Novozymes A/S-Class B	559	23,830
Nutrien Ltd.	3,184	160,348
PPG Industries, Inc.	660	73,121
Sherwin-Williams Co. (The)	231	121,679
Sika AG	360	51,814
Solvay SA	330	33,355
Symrise AG	710	66,374
Umicore SA	1,130	35,999
WR Grace & Co.	870	58,908
Yara International ASA	866	37,528

		2,236,327

Construction Materials - 0.1%
CRH PLC	1,075	35,978
HeidelbergCement AG	356	24,722
Imerys SA	563	22,988
LafargeHolcim Ltd. (f)	595	28,245
Martin Marietta Materials, Inc.	237	60,144

Company	Shares	U.S. $ Value
Vulcan Materials Co.	393	$55,511

		227,588

Containers & Packaging - 0.3%
Avery Dennison Corp.	978	113,027
Ball Corp.	1,802	144,899
CCL Industries, Inc.-Class B	1,790	81,111
Crown Holdings, Inc. (f)	1,332	87,699
International Paper Co.	1,270	49,657
Packaging Corp. of America	678	68,193
Sealed Air Corp.	1,509	60,088
Westrock Co.	1,050	35,889

		640,563

Metals & Mining - 0.3%
Agnico Eagle Mines Ltd.	888	55,518
Anglo American PLC	1,415	30,662
Antofagasta PLC	2,036	21,522
ArcelorMittal	987	14,214
Barrick Gold Corp. (London)	1,911	35,391
Barrick Gold Corp. (Toronto)	2,364	45,828
BHP Group PLC	1,449	31,347
Boliden AB	977	21,643
Eldorado Gold Corp. (f)	1,427	13,119
First Quantum Minerals Ltd.	3,202	19,625
Franco-Nevada Corp.	739	72,190
Freeport-McMoRan, Inc.	2,604	23,931
Fresnillo PLC	1,276	11,477
Glencore PLC (f)	5,705	16,369
Kinross Gold Corp. (f)	6,730	33,463
Newmont Goldcorp Corp.	1,386	55,288
Newmont Goldcorp Corp. (Toronto)	1,053	41,862
Norsk Hydro ASA	4,362	13,689
Nucor Corp.	910	44,572
Rio Tinto PLC	669	33,909
Teck Resources Ltd.-Class B	2,652	45,156
thyssenkrupp AG	1,007	12,342
Turquoise Hill Resources Ltd. (f)	6,412	2,793
voestalpine AG	636	14,644
Wheaton Precious Metals Corp.	1,870	55,002
Yamana Gold, Inc.	7,199	26,008

		791,564

Paper & Forest Products - 0.1%
Mondi PLC	1,889	36,842
Stora Enso Oyj-Class R	2,477	27,774
Svenska Cellulosa AB SCA-Class B	1,288	11,129
UPM-Kymmene Oyj	1,348	36,429
West Fraser Timber Co., Ltd.	1,065	37,516

		149,690

		4,045,732

Energy - 1.5%
Energy Equipment & Services - 0.1%
Apergy Corp. (f)	214	5,560
Baker Hughes a GE Co.-Class A	758	16,441

Company	Shares	U.S. $ Value
Core Laboratories NV	280	$11,085
Drilling Co. of 1972 A/S (The) (f)	38	2,098
Halliburton Co.	747	14,073
Helmerich & Payne, Inc. (e)	490	18,419
National Oilwell Varco, Inc.	851	17,386
Petrofac Ltd.	6,919	35,280
Saipem SpA (f)	858	4,096
Schlumberger Ltd.	606	19,653
TechnipFMC PLC	994	24,691
Tenaris SA	3,797	41,291
Weatherford International PLC (f)	2,627	67

		210,140

Oil, Gas & Consumable Fuels - 1.4%
Antero Resources Corp. (e)(f)	1,271	4,029
Apache Corp.	607	13,093
ARC Resources Ltd.	2,540	10,722
BP PLC	13,599	82,821
Cabot Oil & Gas Corp.	1,013	17,343
Cameco Corp.	2,728	23,932
Canadian Natural Resources Ltd.	1,035	24,728
Cenovus Energy, Inc.	2,621	22,875
Cheniere Energy, Inc. (f)	609	36,363
Chevron Corp.	461	54,269
China Petroleum & Chemical Corp.-Class H	470,000	274,168
China Shenhua Energy Co., Ltd.-Class H	199,000	390,506
Cimarex Energy Co.	268	11,465
Concho Resources, Inc.	241	17,629
ConocoPhillips	716	37,361
Continental Resources, Inc./OK (e)(f)	603	17,608
Crescent Point Energy Corp.	2,365	7,461
Devon Energy Corp.	669	14,711
Diamondback Energy, Inc. (e)	286	28,051
Enbridge, Inc.	1,314	43,948
Encana Corp.	1,993	8,849
Encana Corp. (Toronto)	2,016	8,934
Eni SpA	4,936	74,501
EOG Resources, Inc.	364	27,005
EQT Corp.	539	5,482
Equinor ASA	4,590	78,274
Equitrans Midstream Corp.(e)	431	5,814
Exxon Mobil Corp.	713	48,826
Galp Energia SGPS SA	4,711	67,705
Hess Corp.	565	35,567
HollyFrontier Corp.	1,019	45,203
Husky Energy, Inc.	3,080	20,566
Imperial Oil Ltd.	1,534	37,641
Inter Pipeline Ltd.	3,237	59,031
Keyera Corp.	1,731	41,773
Kinder Morgan, Inc./DE	1,880	38,108
Koninklijke Vopak NV	1,705	81,331
Lundin Petroleum AB	2,787	84,977
Marathon Oil Corp.	1,390	16,458
Marathon Petroleum Corp.	1,407	69,238
Murphy Oil Corp. (e)	914	16,662
Neste Oyj	4,680	147,622
Noble Energy, Inc.	924	20,864
Occidental Petroleum Corp.	864	37,567

Company	Shares	U.S. $ Value
OMV AG	1,553	$79,313
ONEOK, Inc.	703	50,110
Parsley Energy, Inc.-Class A (f)	749	13,415
Pembina Pipeline Corp.	2,130	77,975
Peyto Exploration & Development Corp.	1,639	3,939
Phillips 66	607	59,868
Pioneer Natural Resources Co.	178	21,969
PrairieSky Royalty Ltd.	1,883	23,859
Range Resources Corp. (e)	940	3,346
Royal Dutch Shell PLC-Class A	3,106	86,295
Royal Dutch Shell PLC-Class B	3,120	86,392
Seven Generations Energy Ltd. (f)	1,456	7,874
Southwestern Energy Co. (e)(f)	2,381	3,762
Suncor Energy, Inc.	1,483	43,374
Targa Resources Corp. (e)	621	22,431
TC Energy Corp.	1,444	73,990
TOTAL SA	1,632	81,500
Tourmaline Oil Corp.	1,532	14,521
Valero Energy Corp.	618	46,523
Vermilion Energy, Inc.	920	13,094
Williams Cos., Inc. (The)	1,051	24,804

		3,049,435

		3,259,575

Communication Services - 1.4%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,772	97,741
BCE, Inc.	3,032	143,470
BT Group PLC	7,665	15,442
CenturyLink, Inc. (e)	3,838	43,676
Deutsche Telekom AG	2,256	37,663
Elisa Oyj	1,116	56,126
Eurazeo SE	635	42,003
Frontier Communications Corp. (e)(f)	2,474	1,980
Iliad SA	138	14,452
Inmarsat PLC	3,662	26,963
Koninklijke KPN NV	12,242	38,774
Orange SA	2,176	33,061
Proximus SADP	1,770	52,348
Swisscom AG	114	57,072
Telecom Italia SpA/Milano (f)	31,583	16,884
Telecom Italia SpA/Milano	39,625	20,280
Telefonica Deutschland Holding AG	7,772	19,792
Telefonica SA	3,229	22,433
Telenor ASA	2,325	47,718
Telia Co. AB	12,753	55,827
TELUS Corp.	3,342	121,064
United Internet AG	623	20,465
Verizon Communications, Inc.	1,696	98,639
Zayo Group Holdings, Inc. (f)	1,513	50,928

		1,134,801

Entertainment - 0.2%
Activision Blizzard, Inc.	841	42,555
Electronic Arts, Inc. (f)	495	46,372
Modern Times Group MTG AB-Class B (f)	65	499

Company	Shares	U.S. $ Value
Netflix, Inc. (f)	129	$37,894
Viacom, Inc.-Class B	642	16,037
Vivendi SA	1,098	30,704
Walt Disney Co. (The)	1,074	147,417

		321,478

Interactive Media & Services - 0.2%
Adevinta ASA-Class A (f)	973	12,256
Adevinta ASA-Class B (f)	1,054	13,140
Alphabet, Inc.-Class A (f)	78	92,861
Alphabet, Inc.-Class C (f)	76	90,296
Cars.com, Inc. (e)(f)	283	2,522
Facebook, Inc.-Class A (f)	387	71,854
TripAdvisor, Inc. (e)(f)	426	16,184
Twitter, Inc. (f)	1,866	79,585
Zillow Group, Inc. (e)(f)	848	29,197

		407,895

Media - 0.4%
Altice Europe NV-Class A (f)	704	3,115
Altice Europe NV-Class B (f)	1,011	4,465
Altice USA, Inc.-Class A (f)	713	20,591
Axel Springer SE	600	41,544
CBS Corp.-Class B	447	18,801
Charter Communications, Inc.-Class A (f)	83	33,996
Comcast Corp.-Class A	824	36,470
Discovery, Inc.-Class A (e)(f)	1,012	27,931
Discovery, Inc.-Class C (f)	1,427	37,145
DISH Network Corp.-Class A (f)	282	9,464
Eutelsat Communications SA	1,132	19,697
Fox Corp.-Class A	338	11,211
Fox Corp.-Class B (f)	340	11,152
Interpublic Group of Cos., Inc. (The)	1,393	27,693
ITV PLC	7,799	11,018
JCDecaux SA	889	23,794
Lagardere SCA	819	17,444
Liberty Broadband Corp. (f)	346	36,482
Liberty Global PLC (f)	1,811	47,303
Liberty Global PLC-Class A (f)	813	21,723
Liberty Latin America Ltd.-Class C (f)	937	15,451
Liberty Media Corp.-Liberty SiriusXM-Class A (f)	944	38,223
Liberty Media Corp.-Liberty SiriusXM-Class C (f)	700	28,567
News Corp.-Class A	2,510	34,513
Omnicom Group, Inc.	460	34,988
Pearson PLC	1,740	17,635
ProSiebenSat.1 Media SE	638	8,407
Publicis Groupe SA	351	16,839
RTL Group SA (f)	319	14,858
Schibsted ASA	973	29,586
Schibsted ASA-Class B	1,054	30,516
SES SA	1,380	22,251
Shaw Communications, Inc.-Class B	2,404	45,682
Sirius XM Holdings, Inc. (e)	4,633	28,586

Company	Shares	U.S. $ Value
TEGNA, Inc. (e)	850	$12,164
Telenet Group Holding NV	522	26,024
WPP PLC	1,472	17,414

		882,743

Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	591	30,088
Rogers Communications, Inc.-Class B	2,193	108,563
Sprint Corp. (e)(f)	2,737	18,584
T-Mobile US, Inc. (f)	690	53,855
Tele2 AB-Class B	4,849	68,497
Vodafone Group PLC	17,886	33,841

		313,428

		3,060,345

Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.	370	55,441
American Tower Corp.	354	81,487
AvalonBay Communities, Inc.	234	49,739
Boston Properties, Inc.	360	46,231
British Land Co. PLC (The)	5,156	32,013
Brixmor Property Group, Inc. (e)	1,101	20,292
Camden Property Trust	472	51,094
Colony Capital, Inc. (e)	3,138	14,121
Covivio	424	45,109
Crown Castle International Corp.	494	71,714
Digital Realty Trust, Inc. (e)	378	46,732
Duke Realty Corp.	1,323	44,016
Equinix, Inc.	91	50,622
Equity Residential	641	54,331
Essex Property Trust, Inc.	185	59,433
Extra Space Storage, Inc.	489	59,619
Federal Realty Investment Trust	282	36,437
Gecina SA	296	46,923
H&R Real Estate Investment Trust	3,643	61,921
Hammerson PLC	5,647	15,598
HCP, Inc.	1,144	39,708
Host Hotels & Resorts, Inc.	1,706	27,364
ICADE	547	48,365
Intu Properties PLC	9,375	4,658
Iron Mountain, Inc. (e)	1,144	36,436
JBG SMITH Properties (e)	232	8,876
Kimco Realty Corp. (e)	1,471	27,037
Klepierre SA	1,062	32,414
Land Securities Group PLC	3,092	29,206
Liberty Property Trust	1,003	52,276
Macerich Co. (The) (e)	493	14,065
Mid-America Apartment Communities, Inc.	487	61,693
National Retail Properties, Inc.	864	48,514
Prologis, Inc.	721	60,290
Public Storage	203	53,742
Realty Income Corp.	678	50,043
Regency Centers Corp.	664	42,835
RioCan Real Estate Investment Trust	3,105	61,755
SBA Communications Corp.	280	73,480

Company	Shares		U.S. $ Value
Segro PLC		5,086	$48,657
Simon Property Group, Inc.		199	29,639
SL Green Realty Corp.		359	28,799
SmartCentres Real Estate Investment Trust		1,619	38,499
UDR, Inc.		1,200	57,816
Ventas, Inc.		613	44,988
VEREIT, Inc.		3,437	33,511
Vornado Realty Trust		465	28,119
Welltower, Inc.		621	55,617
Weyerhaeuser Co.		1,110	29,204

			2,110,479

Real Estate Management & Development - 0.2%
Brookfield Property REIT, Inc. (e)		456	8,582
CBRE Group, Inc.-Class A (f)		938	49,029
Deutsche Wohnen SE		1,099	38,965
First Capital Realty, Inc.		2,575	42,897
Jones Lang LaSalle, Inc.		249	33,379
Swiss Prime Site AG (f)		732	73,040
Unibail-Rodamco-Westfield		156	20,420
Vonovia SE		1,235	61,626

			327,938

			2,438,417

Total Common Stocks (cost $44,965,454)			56,277,097

	Principal Amount (000)
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Risk Share Floating Rate - 2.9%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M2 7.145% (LIBOR 1 Month + 5.00%), 7/25/25 (h)	U.S.$	917	984,871
Series 2015-C03, Class 2M2 7.145% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		5,159	5,396,790

Total Collateralized Mortgage Obligations (cost $6,089,646)			6,381,661

	Shares
PREFERRED STOCKS - 1.4%
Financials - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Hersha Hospitality Trust
Series C
6.875%		60,000	1,531,650
Pebblebrook Hotel Trust
Series C
6.50%		58,525	1,501,751

Total Preferred Stocks (cost $2,963,125)			3,033,401

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 1.0%
Funds and Investment Trusts - 1.0% (i)
Altaba, Inc. (f)		1,120	$77,829
VanEck Vectors JP Morgan EM Local Currency Bond ETF-Class E		65,330	2,153,930

Total Investment Companies (cost $2,334,805)			2,231,759

	Principal Amount (000)
GOVERNMENTS-SOVEREIGN BONDS - 0.6%
Mexico - 0.6%
Mexico Government International Bond 4.125%, 1/21/26 (cost $1,171,396)	U.S.$	1,174	1,248,549

	Notional Amount
OPTIONS PURCHASED-CALLS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Sep 2019; Contracts: 786; Exercise Price: USD 295.00; Counterparty: Morgan Stanley Co, Inc. (f) (premiums paid $213,822)	USD	23,187,000	236,979

OPTIONS PURCHASED-PUTS - 0.1%
Options on Forward Contracts - 0.1%
CNH/USD Expiration: Oct 2019; Contracts: 32,143,750; Exercise Price: CNH 6.95; Counterparty: UBS AG (f) (premiums paid $17,159)	CNH	32,143,750	147,520

	Shares
SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (i)(j)(k) (cost $9,043,710)		9,043,710	9,043,710

Total Investments Before Security Lending Collateral for Securities Loaned – 98.1% (cost $204,844,517)			218,483,354

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (i)(j)(k) (cost $31,988)		31,988	31,988

U.S. $ Value
Total Investments - 98.1% (cost $204,876,505) (l)	$218,515,342
Other assets less liabilities - 1.9%	4,343,707

Net Assets - 100.0%	$222,859,049

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	39	September 2019	$2,310,750	$(176,032)
Canadian 10 Yr Bond Futures	125	December 2019	13,621,000	53,923
Cattle Feeder Futures	23	October 2019	1,504,200	(53,445)
Cocoa Futures	32	December 2019	711,040	(69,225)
Coff Robusta Futures	65	November 2019	867,100	3,120
Coffee ‘C’ Futures	15	December 2019	544,781	(23,393)
Copper Futures	36	December 2019	2,296,350	(55,626)
Corn Futures	108	December 2019	1,996,650	(14,720)
Cotton No.2 Futures	27	December 2019	794,205	(90,403)
E-Mini Russell 2000 Index Futures	41	September 2019	3,063,110	(92,568)
Euro STOXX 50 Index Futures	22	September 2019	826,683	10,824
FTSE 100 Index Futures	16	September 2019	1,397,957	(21,876)
Gasoline RBOB Futures	25	October 2019	1,577,940	4,019
Gold 100 OZ Futures	34	December 2019	5,199,960	315,561
Hang Seng Index Future	4	September 2019	653,283	1,213
KC HRW Wheat Futures	75	December 2019	1,489,688	(20,551)
Lean Hogs Futures	35	October 2019	889,350	(170,156)
Live Cattle Futures	31	October 2019	1,226,670	(128,058)
LME Lead Futures	27	November 2019	1,361,475	(28,601)
LME Lead Futures	40	September 2019	2,017,250	101,144
LME Nickel Futures	15	November 2019	1,615,050	145,006
LME Nickel Futures	20	September 2019	2,160,600	617,585
LME Primary Aluminum Futures	41	November 2019	1,794,775	7,579
LME Primary Aluminum Futures	61	September 2019	2,642,063	(109,580)
LME Zinc Futures	18	November 2019	993,825	(30,992)
LME Zinc Futures	30	September 2019	1,656,750	(203,366)
Long Gilt Futures	47	December 2019	7,679,417	11,962
Low SU Gasoil Futures	33	November 2019	1,846,350	(32,910)
MSCI Emerging Markets Futures	124	September 2019	6,100,800	(317,732)
MSCI Sing IX Ets Futures	15	September 2019	385,336	6,218
Natural Gas Futures	35	October 2019	813,400	28,962
NY Harbor ULSD Futures	23	October 2019	1,777,053	(5,081)
Palladium Futures	2	December 2019	307,840	10,374
Palladium Futures	30	October 2019	1,397,550	178,120
S&P Mid 400 E-Mini Futures	15	September 2019	2,822,100	(52,403)
Silver Futures	32	December 2019	2,934,720	155,042
Soybean Futures	33	November 2019	1,433,850	(42,586)
Soybean Meal Futures	64	December 2019	1,889,920	(177,994)
Soybean Oil Futures	136	December 2019	2,350,896	77,654
SPI 200 Futures	20	September 2019	2,212,620	23,478
Sugar 11 (World) Futures	55	September 2019	686,224	(102,436)
TOPIX Index Futures	40	September 2019	5,685,509	(179,611)
U.S. T-Note 5 Yr (CBT) Futures	105	December 2019	12,597,539	1,405
U.S. T-Note 10 Yr (CBT) Futures	185	December 2019	24,367,969	51,776
U.S. Ultra Bond (CBT) Futures	27	December 2019	5,330,813	19,366
Wheat (CBT) Futures	47	December 2019	1,086,875	(34,064)
WTI Crude Futures	11	October 2019	603,790	31,102

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
Japan 10 Yr Bond (OSE) Futures	35	September 2019	$51,131,925	$(581,711)
LME Lead Futures	40	September 2019	2,017,250	6,645
LME Nickel Futures	5	November 2019	538,350	(64,346)
LME Nickel Futures	20	September 2019	2,160,600	(308,883)
LME Primary Aluminum Futures	61	September 2019	2,642,063	5,851
LME Zinc Futures	30	September 2019	1,656,750	68,393
Nikkei 225 (CME) Futures	7	September 2019	723,275	(3,947)
S&P 500 E-Mini Futures	13	September 2019	1,901,120	(9,338)
S&P TSX 60 Index Futures	22	September 2019	3,243,653	(42,304)
Soybean Futures	17	November 2019	738,650	3,784
U.S. T-Note 10 Yr (CBT) Futures	187	December 2019	24,631,406	(21,352)
Wheat (CBT) Futures	23	December 2019	531,875	16,892

				$(1,308,292)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	240,546	USD	2,274	9/12/19	$8,399
Australia and New Zealand Banking Group Ltd.	USD	1,533	AUD	2,175	9/13/19	(68,258)
Australia and New Zealand Banking Group Ltd.	USD	2,867	JPY	308,687	9/12/19	39,984
Bank of America, NA	JPY	148,850	USD	1,381	9/12/19	(20,789)
Bank of America, NA	JPY	142,565	USD	1,353	9/12/19	10,396
Bank of America, NA	BRL	5,564	USD	1,344	9/04/19	812
Bank of America, NA	CHF	1,347	USD	1,380	9/12/19	17,878
Bank of America, NA	USD	1,113	CAD	1,479	9/19/19	(1,672)
Bank of America, NA	USD	1,809	EUR	1,609	10/10/19	(36,221)
Bank of America, NA	USD	1,470	BRL	5,564	9/04/19	(126,187)
Bank of America, NA	USD	1,364	NOK	12,090	9/20/19	(37,088)
Bank of America, NA	USD	1,387	SEK	12,818	9/20/19	(79,579)
Bank of America, NA	USD	1,432	RUB	92,325	9/19/19	(50,414)
Bank of America, NA	USD	929	JPY	99,505	9/12/19	8,579
Bank of America, NA	USD	1,597	INR	110,906	10/24/19	(61,528)
Barclays Bank PLC	IDR	6,315,804	USD	435	11/21/19	(4,497)
Barclays Bank PLC	INR	291,834	USD	4,051	10/24/19	11,380
Barclays Bank PLC	TWD	57,365	USD	1,822	9/11/19	(10,769)
Barclays Bank PLC	TWD	50,063	USD	1,616	9/11/19	16,521
Barclays Bank PLC	ZAR	20,607	USD	1,334	9/18/19	(21,731)
Barclays Bank PLC	BRL	7,935	USD	1,902	9/04/19	(14,465)
Barclays Bank PLC	AUD	7,111	USD	4,961	9/13/19	170,604
Barclays Bank PLC	CHF	1,426	USD	1,449	9/13/19	7,241
Barclays Bank PLC	USD	886	NZD	1,372	9/09/19	(21,161)
Barclays Bank PLC	USD	1,898	BRL	7,935	10/02/19	14,723
Barclays Bank PLC	USD	1,917	BRL	7,935	9/04/19	(1,157)
Barclays Bank PLC	USD	1,712	TRY	9,783	9/12/19	(39,161)
Barclays Bank PLC	USD	1,859	NOK	15,864	9/20/19	(117,570)
Barclays Bank PLC	USD	1,845	TWD	57,400	9/11/19	(11,497)
BNP Paribas SA	ZAR	13,320	USD	893	9/18/19	16,433
BNP Paribas SA	PLN	9,159	USD	2,357	10/11/19	54,609
BNP Paribas SA	NZD	9,722	USD	6,413	9/09/19	285,950
BNP Paribas SA	AUD	6,637	USD	4,526	9/05/19	56,198
BNP Paribas SA	USD	892	NZD	1,347	9/09/19	(42,775)
BNP Paribas SA	USD	1,860	AUD	2,641	9/05/19	(81,291)
BNP Paribas SA	USD	2,779	CHF	2,743	9/12/19	(5,555)
BNP Paribas SA	USD	3,663	EUR	3,253	10/10/19	(77,948)
BNP Paribas SA	USD	1,512	JPY	160,264	9/12/19	(2,323)
Citibank, NA	JPY	6,181,794	USD	57,222	9/13/19	(1,003,583)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	COP	5,167,311	USD	1,607	9/12/19	$106,264
Citibank, NA	CLP	629,837	USD	928	9/12/19	54,732
Citibank, NA	JPY	142,371	USD	1,341	9/12/19	488
Citibank, NA	ZAR	13,812	USD	897	9/18/19	(11,930)
Citibank, NA	SEK	13,165	USD	1,369	9/20/19	26,381
Citibank, NA	NZD	8,939	USD	5,895	9/13/19	260,815
Citibank, NA	HKD	7,102	USD	907	9/13/19	788
Citibank, NA	CNY	6,384	USD	892	10/24/19	(387)
Citibank, NA	BRL	6,526	USD	1,684	9/04/19	108,304
Citibank, NA	TRY	5,216	USD	897	9/12/19	4,924
Citibank, NA	DKK	4,350	USD	664	9/13/19	22,874
Citibank, NA	CHF	1,863	USD	1,892	9/12/19	8,724
Citibank, NA	CAD	1,794	USD	1,358	9/19/19	10,438
Citibank, NA	BRL	1,304	USD	313	10/02/19	(1,124)
Citibank, NA	EUR	803	USD	895	10/10/19	10,017
Citibank, NA	USD	900	EUR	820	9/12/19	1,661
Citibank, NA	USD	740	CAD	969	9/19/19	(12,447)
Citibank, NA	USD	314	BRL	1,304	9/04/19	1,061
Citibank, NA	USD	897	AUD	1,323	9/05/19	(6,202)
Citibank, NA	USD	450	TRY	2,554	9/12/19	(13,650)
Citibank, NA	USD	1,262	BRL	5,222	9/04/19	(762)
Citibank, NA	USD	2,265	NOK	19,676	9/20/19	(104,980)
Citibank, NA	USD	1,319	CNY	9,478	10/24/19	5,920
Citibank, NA	SEK	10,742	EUR	995	9/20/19	(649)
Citibank, NA	USD	1,389	SEK	12,790	9/20/19	(84,645)
Citibank, NA	SEK	13,194	EUR	1,230	9/20/19	7,395
Citibank, NA	USD	1,463	RUB	93,324	9/19/19	(66,965)
Citibank, NA	USD	2,398	INR	166,427	10/24/19	(94,056)
Citibank, NA	USD	2,403	JPY	261,219	12/13/19	73,043
Credit Suisse International	HKD	35,038	USD	4,465	5/26/20	1,293
Credit Suisse International	NOK	35,465	USD	4,021	9/20/19	127,753
Credit Suisse International	TRY	7,609	USD	1,314	9/12/19	13,398
Credit Suisse International	CHF	3,984	USD	4,102	9/12/19	73,862
Credit Suisse International	NZD	2,073	USD	1,356	9/09/19	50,105
Credit Suisse International	EUR	820	CHF	903	9/12/19	11,408
Credit Suisse International	USD	2,482	EUR	2,203	9/20/19	(57,542)
Credit Suisse International	USD	3,459	CHF	3,413	9/12/19	(8,025)
Credit Suisse International	USD	11,841	EUR	10,518	9/13/19	(273,323)
Credit Suisse International	USD	2,258	SEK	21,514	9/20/19	(63,665)
Credit Suisse International	USD	2,238	JPY	237,910	9/12/19	3,073
Deutsche Bank AG	NOK	12,052	USD	1,361	9/20/19	37,492
Deutsche Bank AG	USD	1,876	ILS	6,545	10/16/19	(19,140)
Goldman Sachs Bank USA	JPY	588,810	USD	5,525	9/12/19	(20,324)
Goldman Sachs Bank USA	INR	63,396	USD	909	10/24/19	30,920
Goldman Sachs Bank USA	ILS	8,947	USD	2,530	10/16/19	(7,479)
Goldman Sachs Bank USA	BRL	3,328	USD	804	9/04/19	485
Goldman Sachs Bank USA	BRL	2,767	USD	666	10/02/19	(1,250)
Goldman Sachs Bank USA	AUD	4,976	USD	3,450	9/05/19	97,845
Goldman Sachs Bank USA	CHF	1,372	USD	1,395	9/12/19	7,761
Goldman Sachs Bank USA	USD	695	AUD	992	9/05/19	(27,242)
Goldman Sachs Bank USA	USD	2,077	CHF	2,044	9/12/19	(10,454)
Goldman Sachs Bank USA	USD	1,385	NZD	2,064	9/09/19	(84,147)
Goldman Sachs Bank USA	USD	833	BRL	3,328	9/04/19	(29,704)
Goldman Sachs Bank USA	USD	1,624	SEK	15,144	9/20/19	(78,955)
Goldman Sachs Bank USA	USD	1,112	INR	80,158	10/24/19	(2,301)
Goldman Sachs Bank USA	USD	1,329	IDR	19,147,717	11/21/19	4,478
Goldman Sachs Bank USA	USD	2,676	IDR	38,384,996	11/21/19	(3,462)
HSBC Bank USA	IDR	19,204,820	USD	1,299	11/21/19	(38,373)
HSBC Bank USA	SGD	6,350	USD	4,596	10/31/19	16,726
HSBC Bank USA	TRY	4,101	USD	702	9/12/19	1,298
HSBC Bank USA	ILS	2,467	USD	700	10/16/19	333
HSBC Bank USA	AUD	1,974	USD	1,337	9/05/19	8,156
HSBC Bank USA	NZD	1,754	USD	1,121	9/09/19	15,663
HSBC Bank USA	EUR	821	USD	930	10/10/19	25,331
HSBC Bank USA	USD	885	NZD	1,402	9/09/19	(1,577)
HSBC Bank USA	USD	886	TRY	4,974	9/12/19	(35,343)
HSBC Bank USA	USD	1,113	CNY	7,960	10/24/19	(251)
HSBC Bank USA	USD	3,299	TWD	102,040	9/11/19	(39,200)
HSBC Bank USA	USD	918	INR	63,817	10/24/19	(34,479)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	KRW	674,103	USD	555	10/30/19	$(2,967)
JPMorgan Chase Bank, NA	INR	121,232	USD	1,700	9/09/19	7,766
JPMorgan Chase Bank, NA	INR	94,919	USD	1,323	10/24/19	9,260
JPMorgan Chase Bank, NA	TWD	57,091	USD	1,820	9/11/19	(3,664)
JPMorgan Chase Bank, NA	CNY	37,964	USD	5,373	10/24/19	65,941
JPMorgan Chase Bank, NA	TWD	28,232	USD	903	9/11/19	1,125
JPMorgan Chase Bank, NA	MXN	24,298	USD	1,235	9/09/19	23,704
JPMorgan Chase Bank, NA	EUR	20,646	USD	22,955	9/13/19	248,710
JPMorgan Chase Bank, NA	SEK	8,649	USD	917	9/20/19	35,252
JPMorgan Chase Bank, NA	BRL	5,215	USD	1,370	9/04/19	111,099
JPMorgan Chase Bank, NA	CNY	3,959	USD	553	12/16/19	1,317
JPMorgan Chase Bank, NA	USD	578	EUR	516	9/13/19	(10,484)
JPMorgan Chase Bank, NA	USD	1,335	CAD	1,776	9/19/19	(797)
JPMorgan Chase Bank, NA	USD	375	CNY	2,628	10/24/19	(7,574)
JPMorgan Chase Bank, NA	USD	383	CNY	2,680	9/16/19	(6,510)
JPMorgan Chase Bank, NA	USD	1,260	BRL	5,215	9/04/19	(761)
JPMorgan Chase Bank, NA	USD	804	INR	55,818	10/24/19	(31,198)
JPMorgan Chase Bank, NA	USD	4,139	JPY	447,002	9/12/19	71,339
Morgan Stanley Capital Services, Inc.	JPY	159,551	USD	1,475	12/13/19	(37,080)
Morgan Stanley Capital Services, Inc.	INR	64,225	USD	891	9/09/19	(5,893)
Morgan Stanley Capital Services, Inc.	ZAR	13,620	USD	891	9/18/19	(5,155)
Morgan Stanley Capital Services, Inc.	SEK	9,652	USD	1,028	9/13/19	44,142
Morgan Stanley Capital Services, Inc.	SEK	8,602	USD	892	9/20/19	15,032
Morgan Stanley Capital Services, Inc.	CAD	12,376	USD	9,352	9/13/19	55,125
Morgan Stanley Capital Services, Inc.	PLN	3,481	USD	915	10/11/19	40,127
Morgan Stanley Capital Services, Inc.	BRL	2,139	USD	517	9/04/19	312
Morgan Stanley Capital Services, Inc.	USD	923	AUD	1,320	9/05/19	(34,549)
Morgan Stanley Capital Services, Inc.	USD	529	BRL	2,139	9/04/19	(12,127)
Morgan Stanley Capital Services, Inc.	USD	919	BRL	3,730	9/18/19	(19,222)
Morgan Stanley Capital Services, Inc.	USD	5,490	EUR	4,880	10/10/19	(111,830)
Morgan Stanley Capital Services, Inc.	USD	2,334	PLN	8,860	10/11/19	(106,694)
Morgan Stanley Capital Services, Inc.	USD	7,006	JPY	753,010	9/13/19	86,717
Morgan Stanley Capital Services, Inc.	USD	932	ZAR	13,328	9/18/19	(55,088)
Morgan Stanley Capital Services, Inc.	USD	5,411	ZAR	82,439	9/18/19	13,569
Morgan Stanley Capital Services, Inc.	USD	923	TWD	28,612	9/11/19	(8,495)
Natwest Markets PLC	COP	1,533,119	USD	445	9/12/19	(31)
Natwest Markets PLC	CLP	1,520,837	USD	2,202	9/12/19	94,509
Natwest Markets PLC	JPY	101,668	USD	940	12/13/19	(24,029)
Natwest Markets PLC	ZAR	18,490	USD	1,210	9/18/19	(6,679)
Natwest Markets PLC	ZAR	16,275	USD	1,129	9/18/19	57,607
Natwest Markets PLC	BRL	23,296	USD	5,727	9/04/19	101,515
Natwest Markets PLC	SEK	21,676	USD	2,296	9/20/19	84,932
Natwest Markets PLC	BRL	3,730	USD	925	9/18/19	24,486
Natwest Markets PLC	CAD	1,777	USD	1,335	9/19/19	(120)
Natwest Markets PLC	EUR	1,653	USD	1,853	10/10/19	30,811
Natwest Markets PLC	USD	966	NZD	1,444	9/09/19	(56,605)
Natwest Markets PLC	USD	1,844	AUD	2,637	9/05/19	(68,255)
Natwest Markets PLC	USD	5,717	BRL	23,296	9/04/19	(90,994)
Natwest Markets PLC	USD	1,400	ILS	4,869	10/16/19	(19,454)
Natwest Markets PLC	USD	4,634	JPY	496,669	9/12/19	43,291
Natwest Markets PLC	USD	1,607	COP	5,167,311	9/12/19	(106,987)
Standard Chartered Bank	IDR	12,782,739	USD	879	11/21/19	(10,798)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	HUF	270,186	USD	924	10/11/19	$25,330
Standard Chartered Bank	JPY	199,191	USD	1,852	9/12/19	(23,581)
Standard Chartered Bank	INR	95,954	USD	1,325	10/24/19	(2,893)
Standard Chartered Bank	TWD	42,501	USD	1,340	9/11/19	(17,557)
Standard Chartered Bank	TWD	28,335	USD	906	9/11/19	1,158
Standard Chartered Bank	ZAR	13,124	USD	918	9/18/19	54,391
Standard Chartered Bank	CAD	3,763	USD	2,858	9/19/19	30,743
Standard Chartered Bank	EUR	494	PLN	2,119	10/11/19	(11,760)
Standard Chartered Bank	USD	1,389	EUR	1,241	10/10/19	(21,553)
Standard Chartered Bank	EUR	1,277	SEK	13,500	9/20/19	(28,664)
Standard Chartered Bank	USD	929	NZD	1,391	9/09/19	(52,446)
Standard Chartered Bank	EUR	2,013	NOK	19,589	9/20/19	(64,837)
Standard Chartered Bank	USD	1,303	TRY	7,490	9/12/19	(22,794)
Standard Chartered Bank	USD	931	TWD	28,624	9/11/19	(16,054)
State Street Bank & Trust Co.	JPY	49,961	USD	465	9/12/19	(5,751)
State Street Bank & Trust Co.	JPY	37,281	USD	345	9/13/19	(5,871)
State Street Bank & Trust Co.	EUR	12,757	USD	14,531	9/13/19	500,631
State Street Bank & Trust Co.	EUR	5,303	USD	5,988	10/10/19	143,341
State Street Bank & Trust Co.	NOK	2,818	USD	328	9/13/19	18,224
State Street Bank & Trust Co.	CNY	2,680	USD	385	9/16/19	9,024
State Street Bank & Trust Co.	CNY	2,628	USD	370	10/24/19	2,749
State Street Bank & Trust Co.	CHF	2,541	USD	2,568	9/12/19	(476)
State Street Bank & Trust Co.	EUR	1,657	USD	1,855	12/16/19	19,384
State Street Bank & Trust Co.	SGD	621	USD	456	9/13/19	8,194
State Street Bank & Trust Co.	NZD	262	USD	172	9/13/19	7,548
State Street Bank & Trust Co.	CHF	136	USD	138	9/13/19	699
State Street Bank & Trust Co.	SEK	21	USD	2	9/20/19	143
State Street Bank & Trust Co.	USD	457	SGD	621	9/13/19	(9,170)
State Street Bank & Trust Co.	USD	15,566	EUR	13,807	9/13/19	(381,496)
State Street Bank & Trust Co.	USD	178	NZD	262	9/13/19	(12,720)
State Street Bank & Trust Co.	USD	34	NOK	290	9/20/19	(2,370)
State Street Bank & Trust Co.	USD	463	AUD	658	9/05/19	(20,419)
State Street Bank & Trust Co.	USD	1,859	EUR	1,657	12/16/19	(23,516)
State Street Bank & Trust Co.	USD	98	ZAR	1,409	9/18/19	(4,894)
State Street Bank & Trust Co.	USD	433	PLN	1,660	10/11/19	(15,833)
State Street Bank & Trust Co.	USD	2,031	CNY	14,408	10/24/19	(17,012)
State Street Bank & Trust Co.	USD	327	MXN	6,577	10/25/19	(1,758)
State Street Bank & Trust Co.	USD	910	HKD	7,102	9/13/19	(3,724)
State Street Bank & Trust Co.	USD	91	JPY	9,813	9/13/19	1,545
UBS AG	TWD	45,654	USD	1,458	9/11/19	(785)
UBS AG	BRL	22,967	USD	5,702	9/04/19	156,013
UBS AG	GBP	5,536	USD	7,067	9/13/19	328,329
UBS AG	SGD	1,859	USD	1,340	10/31/19	(684)
UBS AG	USD	1,052	GBP	824	9/13/19	(48,868)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	5,923	BRL	22,967	9/04/19	$(377,002)
UBS AG	USD	1,352	TWD	42,474	9/11/19	5,282
UBS AG	USD	1,621	TWD	50,063	9/11/19	(21,920)
UBS AG	USD	892	JPY	94,446	9/12/19	(2,718)
UBS AG	USD	1,776	INR	127,522	10/24/19	(10,410)

						$(713,496)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (n)	Morgan Stanley Co, Inc.	786	USD	263.00	September 2019	USD	20,672	$178,388	$(37,728)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month		Contracts	Notional Amount (000)	Premiums Received	U.S. $ Value
Put
INR vs. USD/ JPMorgan Chase Bank, NA (m)	INR	72.500	09/2019	648,802,500	INR	648,803	$32,350	$(7,569)
MXN vs. USD/ JPMorgan Chase Bank, NA (m)	MXN	20.150	09/2019	135,246,800	MXN	135,247	32,083	(24,611)
BRL vs. USD/ Natwest Markets PLC (m)	BRL	4.200	09/2019	22,444,800	BRL	22,445	26,346	(34,613)
TRY vs. USD/ JPMorgan Chase Bank, NA (m)	TRY	8.000	10/2019	7,408,000	TRY	7,408	27,595	(226)
RUB vs. USD/ Natwest Markets PLC (m)	RUB	68.325	12/2019	376,812,375	RUB	376,812	67,890	(111,214)
TRY vs. USD/ Natwest Markets PLC (m)	TRY	8.200	11/2019	36,695,000	TRY	36,695	118,185	(3,344)

							$304,449	$(181,577)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2019		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	Quarterly	2.33%	USD	11,750	$670,094	$121,476	$548,618

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00%	Quarterly	0.22%	USD18,750	$299,996	$72,954	$227,042

					$970,090	$194,430	$775,660

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 45,290	2/15/24	3 Month LIBOR	2.605%	Quarterly/Semi-Annual	$2,510,919	$	– 0	–	$2,510,919
AUD 15,000	7/09/25	6 Month BBSW	3.168%	Semi- Annual/ Semi- Annual	1,340,898		– 0	–	1,340,898
AUD 4,740	2/23/27	6 Month BBSW	3.040%	Semi- Annual/ Semi- Annual	480,399		– 0	–	480,399
NZD 20,260	2/24/27	3 Month BKBM	3.508%	Quarterly/Semi-Annual	2,232,106		– 0	–	2,232,106
AUD 9,490	2/27/27	6 Month BBSW	2.975%	Semi- Annual/ Semi- Annual	931,173		– 0	–	931,173
NZD 10,120	2/28/27	3 Month BKBM	3.445%	Quarterly/Semi-Annual	1,057,768		– 0	–	1,057,768

					$8,553,263	$	– 0	–	$8,553,263

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	Quarterly	0.09%	$1,110	$(15,485)	$3,148	$(18,633)
iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.09	1,490	(20,786)	4,227	(25,013)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG iTraxx Australia Series 24, 5 Year Index, 12/20/20*	1.00%	Quarterly	0.09%	2,600	$36,271	$(8,086)	$44,357

					$0	$(711)	$711

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	45,290	2/13/24	1.944%	CPI	#	Maturity	$(627,954)
Goldman Sachs International	USD	7,650	7/15/21	2.293%	CPI	#	Maturity	(145,004)
Goldman Sachs International	USD	26,160	1/04/22	1.650%	CPI	#	Maturity	(102,404)
JPMorgan Chase Bank, NA	USD	27,930	10/26/21	2.102%	CPI	#	Maturity	(456,504)

								$(1,331,866)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $493,435 or 0.2% of net assets.

(e)	Represents entire or partial securities out on loan.
(f)	Non-income producing security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2019.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,467,978 and gross unrealized depreciation of investments was $(16,589,630), resulting in net unrealized appreciation of $19,878,349.

(m)	One contract relates to 1 share.
(n)	One contract relates to 100 shares.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN1

60.9%	United States
23.4%	Japan
2.2%	Canada
2.0%	China
1.5%	United Kingdom
1.1%	France
0.8%	Germany
0.8%	Switzerland
0.6%	Mexico
0.4%	Sweden
0.4%	Spain
0.3%	Denmark
0.3%	Netherlands
1.2%	Other
4.1%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Italy, Jordan, Luxembourg, Mongolia, Norway, Portugal, South Africa and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$139,882,678		$	– 0	–	$139,882,678
Common Stocks:
Financials		4,717,748		5,473,919			– 0	–	10,191,667
Information Technology		7,082,778		562,735			20,459		7,665,972
Industrials		3,995,011		2,053,413			– 0	–	6,048,424
Health Care		3,955,717		1,607,187			– 0	–	5,562,904
Consumer Staples		3,737,845		1,677,678			– 0	–	5,415,523
Utilities		2,965,263		1,552,373			– 0	–	4,517,636
Consumer Discretionary		2,962,506		1,108,396			– 0	–	4,070,902
Materials		2,784,101		1,261,631			– 0	–	4,045,732
Energy		1,561,405		1,698,170			– 0	–	3,259,575
Communication Services		2,115,078		945,267			– 0	–	3,060,345
Real Estate		2,109,880		328,537			– 0	–	2,438,417
Collateralized Mortgage Obligations		– 0	–	6,381,661			– 0	–	6,381,661
Preferred Stocks		3,033,401		– 0	–		– 0	–	3,033,401
Investment Companies		2,231,759		– 0	–		– 0	–	2,231,759
Governments - Sovereign Bonds		– 0	–	1,248,549			– 0	–	1,248,549
Options Purchased - Calls		– 0	–	236,979			– 0	–	236,979
Options Purchased - Puts		– 0	–	147,520			– 0	–	147,520
Short-Term Investments		9,043,710		– 0	–		– 0	–	9,043,710
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		31,988		– 0	–		– 0	–	31,988

Total Investments in Securities		52,328,190		166,166,693			20,459		218,515,342
Other Financial Instruments(a):
Assets:
Futures		1,956,998		– 0	–		– 0	–	1,956,998
Forward Currency Exchange Contracts		– 0	–	4,531,332			– 0	–	4,531,332
Centrally Cleared Credit Default Swaps		– 0	–	970,090			– 0	–	970,090
Centrally Cleared Interest Rate Swaps		– 0	–	8,553,263			– 0	–	8,553,263
Credit Default Swaps		– 0	–	36,271			– 0	–	36,271
Liabilities:
Futures		(3,265,290)		– 0	–		– 0	–	(3,265,290)
Forward Currency Exchange Contracts		– 0	–	(5,244,828)			– 0	–	(5,244,828)
Put Options Written		– 0	–	(37,728)			– 0	–	(37,728)
Currency Options Written		– 0	–	(181,577)			– 0	–	(181,577)
Credit Default Swaps		– 0	–	(36,271)			– 0	–	(36,271)
Inflation (CPI) Swaps		– 0	–	(1,331,866)			– 0	–	(1,331,866)

Total		$51,019,898		$173,425,379			$20,459		$224,465,736

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

Fund	Market Value 11/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,266	$66,715	$61,937	$9,044	$105
Government Money Market Portfolio*	398	990	1,356	32	1

Total	$4,664	$67,705	$63,293	$9,076	$106

*	Investments of cash collateral for securities lending transactions